Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Description of Plan [Line Items]
Description of the Plan	Plan Description and Basis of Presentation
The following summary description of the Origin Bancorp, Inc. Employee Retirement Plan (the “Plan”) is provided for general information purposes only. Participants should refer to the Plan document for complete information about the Plan.
General
Origin Bancorp, Inc. (the “Company” or the “Plan Sponsor”) established the Plan effective as of January 1, 1992, which has been subsequently amended to ensure continued compliance with Section 401(k) of the Internal Revenue Code (“IRC”) of 1986, as amended. The Plan is a defined contribution plan. The Plan is subject to the applicable provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”) and is administered by the Company.
Eligibility
Employees of the Company and its wholly owned subsidiaries are generally eligible to participate in the Plan as of the first day of the following month after being employed for 25 days and meeting certain other requirements and employment classification criteria.
Plan Termination
The Company reserves the right to terminate the Plan at any time, subject to Plan provisions. Upon such termination of the Plan, each participant becomes fully vested in Company contributions and the interest of each participant in the trust fund will be distributed to such participant or to his or her beneficiary at the time prescribed by the Plan's terms and the IRC.
Notes Receivable from Participants
Participants may borrow from their fund accounts in a minimum amount of $1,000 up to a maximum amount equal to the lesser of $50,000 or 50% of their vested account balance. The loans are secured by the balance in the participant’s account. The Plan does not place loans on non-accrual status, as the loan repayments are set up as automatic deductions through payroll that continue until either the loan is repaid, or the participant’s employment terminates. Loan payments may be suspended during a participant's leave of absence and automatic deductions resume upon conclusion of a leave of absence.
Excess Contributions Payable
Amounts payable to participants for contributions in excess of amounts allowed by the Internal Revenue Service (“IRS”) are recorded as a liability with a corresponding reduction to contributions. There were no excess contributions payable at December 31, 2025 or 2024.
Contributions
Each year, participants may elect to contribute a percentage of their annual compensation as their 401(k) elective deferral contribution, and they may designate all or a portion of their 401(k) elective contribution as pre-tax or Roth after-tax contribution, as defined in the Plan, subject to certain maximum limitations imposed by the IRC ($23,500 and $23,000 for the years ended December 31, 2025 and 2024, respectively). Participants who have attained the age of 50 before the end of the plan year are eligible to make catch-up contributions, also subject to certain maximum limitations imposed by the IRC and IRS. Participants may also contribute amounts representing distributions from other qualified defined benefit or defined contribution plans (such contribution, a “rollover”). Participants direct the investment of their contributions into various investment options offered by the Plan. Under the provisions of the Plan, eligible employees are automatically enrolled to contribute 3% of their salary unless a different deferral percentage is chosen, or the employee affirmatively opts not to defer. In addition, each March 1, if a participant is not deferring at least 3% of the participant’s pay, the participant will be automatically enrolled again unless the participant affirmatively elects a different deferral percentage each year or affirmatively opts out each year. If the employee was automatically enrolled and has not affirmatively made a different election, the percentage will automatically increase by 1% annually, up to a maximum of 10%.
Under the provisions of the Plan, the Company may make discretionary matching contributions on a percentage, not to exceed 6% of a participant’s elective deferrals. Any percentage determined by the Company applies to all eligible persons for the entire plan year. Historically, the Company has matched 50% of the first 6% of eligible compensation deferred by a participant. The matching contributions made by the Company are allocated to the investment funds designated by the participant.
Additional profit-sharing amounts may be contributed at the option of the Company’s board of directors and are also allocated to investment funds designated by the eligible participant, based upon the percentage of the participant’s compensation to the total compensation of all eligible participants. No profit-sharing contributions were made during the years ended December 31, 2025 or 2024. It is intended that the actual contributions will be sufficient to fund each year’s benefit accrual and also lead to full funding of all accumulated benefits.
Payment of Benefits
No distributions from the Plan are made until a participant retires, dies, becomes disabled or otherwise terminates employment with the Company, unless the requirements for an in-service distribution, including a hardship distribution, are met in accordance with the Plan documents. The amount to be distributed is based upon the account valuation date immediately preceding the distribution. Distributions are made in cash or, if the participant elects, in the form of Company common stock plus cash for any fractional shares. As of December 31, 2025, there were two distributions in process totaling $48,118. As of December 31, 2024, there were two distributions in process totaling $87.
Administrative Expenses
Certain expenses incurred in maintaining the Plan are paid by the Plan, unless otherwise paid by the Company. Expenses that are paid by the Company are excluded from these financial statements. Fees related to the administration of notes receivable from participants are charged directly to the participant’s account and are included in administrative expenses. Investment related expenses are included in net appreciation in fair value of investments.
Voting Rights
Based on the direction of the Plan participants, the Trustee of the Plan votes all Company stock held by it as a part of the Plan assets in accordance with directions from the Plan participants for the Company stock allocated to such participant’s account. If the Trustee does not receive timely voting directions from a participant or beneficiary with respect to any Company stock allocated to that participant’s or beneficiary’s Company stock account, the Trustee votes such Company stock in the same proportion as those shares of Company stock for which the Trustee has received proper direction for such matter.
Participant Accounts
The Plan is a defined contribution plan under which a separate individual account is established for each participant. Each participant’s account is credited with the participant’s elective deferrals, the participant's rollover contributions, the Company’s matching contribution, any employer discretionary profit-sharing contributions and Plan earnings, which are allocated proportionately among all participants based on their allocation election in each fund.
Vesting
Participants are fully vested in their employee contributions plus actual earnings thereon. Company contributions are vested upon a participant’s reaching normal retirement age, upon an active participant’s death or under the following schedule:

Years of Service	Vested Percentage (%)
Less than 1	0
1	20
2	40
3	60
4	80
5 or more	100
Diversification
Participants may allocate contributions, including employer matching contributions, into any combination of investment options available through the Plan. Participants may re-allocate at any time with the exception of Company common stock during blackout periods.
Forfeitures
In the case of a participant’s termination of employment, the unvested portion of participants’ account is forfeited and used either to reduce the Company’s contributions or to pay Plan expenses. During the year ended December 31, 2025, forfeitures of $106 were applied to the payment of administrative expenses and $169,778 forfeitures were used to reduce the Company’s contributions. During the year ended December 31, 2024, forfeitures of $68 were applied to the payment of administrative expenses and $142,656 forfeitures were used to reduce the Company’s contributions. As of December 31, 2025 and 2024, forfeited non-vested accounts totaled $189,310 and $162,225, respectively.